Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Income before tax	$ 20,141	$ 2,900	$ 12,164
Finance cost / (income), net	1,637	(1,023)	(772)
Adjustments for non-cash items:
Depreciation and amortization	2,088	6,959	2,401
Movements in credit loss allowance	914	796	(97)
Fair value movement on contingent consideration	6,939	10,852	0
Share-based payment expense	3,607	3,214	1,995
Warrants repurchased	0	(800)	0
Income tax paid	(3,826)	(1,444)	(2,092)
Payment of contingent consideration	(4,621)	0	0
Payment of deferred consideration	(2,897)	0	0
Other	0	0	70
Cash flows from operating activities before changes in working capital	23,982	21,454	13,669
Changes in working capital
Trade and other receivables	(10,387)	(5,838)	(549)
Trade and other payables	4,240	3,214	877
Inventories	75	(75)	0
Cash flows generated by operating activities	17,910	18,755	13,997
Cash flows from investing activities
Acquisition of property and equipment	(451)	(330)	(305)
Acquisition of intangible assets	(8,792)	(8,958)	(5,269)
Payment of deferred consideration	(4,933)	0	0
Payment of contingent consideration	(5,557)	0	0
Acquisition of subsidiaries, net of cash acquired	0	(23,411)	0
Interest received from bank deposits	259	0	0
Cash flows used in investing activities	(19,474)	(32,699)	(5,574)
Cash flows from financing activities
Exercise of share options	106	0	0
Issue of ordinary shares	0	0	39,060
Equity issue costs	0	0	(3,150)
Interest payment attributable to deferred consideration settled	110	0	0
Treasury shares acquired	(2,572)	(348)	0
Repayment of borrowings	0	(6,000)	0
Interest payment attributable to third party borrowings	0	(458)	(509)
Principal paid on lease liability	(402)	(315)	(225)
Interest paid on lease liability	(165)	(189)	(188)
Cash flows used in financing activities	(3,143)	(7,310)	34,988
Net movement in cash and cash equivalents	(4,707)	(21,254)	43,411
Cash and cash equivalents at the beginning of the year	29,664	51,047	8,225
Net foreign exchange differences on cash and cash equivalents	472	(129)	(589)
Cash and cash equivalents at the end of the year	25,429	29,664	51,047
Supplemental non-cash items
Right-of-use assets	75	839	70
Issue of ordinary shares for acquisitions	$ 9,912	$ 7,392	$ 0